Leases - Additional information (Detail) - IFRS 16 - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of initial application of standards or interpretations [Line Items]
Lease commitments, not commenced	$ 405	$ 308
Leases expiring in 12 months or fewer	$ 182	$ 164